Employee Benefits - Expected Rate of Return and Actual Plan Asset Allocation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
High yield percentage of corporate bond investment	50.00%
Expected long-term return per annum	3.40%
Actual plan asset allocations	100.00%	100.00%
Corporate Bonds (including 50% high yield bonds)
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return per annum	2.80%
Actual plan asset allocations	40.00%	40.00%
Equities
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return per annum	5.20%
Actual plan asset allocations	21.00%	21.00%
Secured Loans and Multi Asset Credit
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return per annum	3.00%
Actual plan asset allocations	39.00%	39.00%
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return per annum	4.00%	2.10%	2.00%